EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
General partner
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	139	139
Issued on August 28, 2018 for the acquisition of GGP (in shares)	0	0
Exchange LP Units exchanged (in shares)	0	0
Distribution Reinvestment Program (in shares)	0	0
Issued under unit-based compensation plan (in shares)	0	0
Repurchases of LP Units (in shares)	0	0
Outstanding, end of period (in shares)	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	424,198	254,989
Issued on August 28, 2018 for the acquisition of GGP (in shares)	0	109,702
Exchange LP Units exchanged (in shares)	49	7,770
Distribution Reinvestment Program (in shares)	105	175
Issued under unit-based compensation plan (in shares)	785	57
Repurchases of LP Units (in shares)	(16,662)	(4,661)
Outstanding, end of period (in shares)	431,432	424,198
Limited partners | Brookfield Property REIT
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	(22,957)	(56,166)